Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash flows from operating activities
Loss for the year	$ (12,419)	$ (18,668)	$ (15,385)
Adjustments:
Depreciation and amortization	1,522	822	527
Financing income, net	(291)	(275)	(207)
Gain on sale of property and equipment		(6)
Share-based payments	6,370	4,439	3,091
Income tax expense (benefit)	(156)	44	213
Total Adjustments	7,445	5,024	3,624
Change in inventory	(3,224)	(1,938)	273
Change in trade and other accounts receivable	1,852	(3,512)	(2,408)
Change in prepaid lease fees	(39)	(20)	6
Change in trade and other accounts payable	(138)	8,723	2,217
Change in employee benefits	89	26	21
Change in decrease increase in assets and liabilities	(1,460)	3,279	109
Interest received	554	301	194
Income tax paid	(11)	(38)	(114)
Income tax and interest received and paid	543	263	80
Net cash used in operating activities	(5,891)	(10,102)	(11,572)
Cash flows from investing activities
Proceeds from (purchase of) short-term investments, net	(10,463)	(11,094)	9,816
Purchase of long-term investments	(4,537)	(9,823)	(7,538)
Proceeds from sale of long-term investments		748	992
Capitalization of development costs		(1,902)
Purchase of property and equipment	(2,364)	(2,361)	(702)
Net cash provided by (used in) investing activities	(17,364)	(24,432)	2,568
Cash flows from financing activities
Proceeds from issuance of ADR's and warrants, net	39,988	31,416
Proceeds from exercise of share options by employees and service providers	14,945	4,100	370
Proceeds from exercise of warrants by investors		481
Net cash provided by financing activities	54,933	35,997	370
Net (decrease) increase in cash and cash equivalents	31,678	1,463	(8,634)
Cash and cash equivalents at the beginning of the year	14,954	13,519	22,255
Effect of exchange rate differences on cash and cash equivalents	(256)	(28)	(102)
Cash and cash equivalents at the end of the year	46,376	14,954	13,519
Supplementary cash flows information:
Transfer of inventory to property and equipment, net	75
Purchase of property and equipment on credit	(24)	(566)
Issuance costs on credit	$ (10)	$ (19)